Business Combination - Schedule of Assets Acquired and Liabilities Assumed (Details) - Business Combination [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)
Schedule of Assets Acquired and Liabilities Assumed [Line Items]
Purchase Price Consideration	$ 7,102
Asset Acquired:
Cash and cash equivalents	1,708
Prepaid expenses and other current assets	773
Property, Plant and Equipment, Net	5
In-Process Research and Development (IPR&D)	6,437	[1],[2]
Total Asset Acquired	8,923
Liabilities Assumed:
Accounts payable and accrued liabilities	1,878
Deferred Tax Liabilities	1,674	[3]
Total Liabilities Assumed	3,552
Goodwill	1,731	[2]
Total identifiable assets acquired and liabilities assumed or incurred	$ 7,102

[1]	The acquired IPR&D assets, totaling $6,437 thousand, consist of clinical-stage drug development programs primarily focused on Narcolepsy ($3,212 thousand), Diabetes ($1,568 thousand), and other neurological and inflammatory conditions ($1,657 thousand). These assets represent unfinished research projects that have not yet reached technological feasibility and are considered indefinite-lived intangible assets until the completion or abandonment of the associated R&D efforts.
[2]	The fair value of the acquired intangible assets was determined using the income approach (specifically the Risk-Adjusted Net Present Value method) for primary R&D projects and the cost approach for other R&D assets. Goodwill was recognized as the residual excess of the purchase price over the fair value of identified net assets and is primarily attributable to the expected synergies and the strategic value of the combined clinical pipeline. The goodwill is not deductible for tax purposes.
[3]	The Company recognized deferred tax liabilities related to the temporary differences between the fair value of the acquired IPR&D and their respective tax bases. These liabilities were calculated based on the estimated statutory tax rates in the jurisdictions where the economic benefits of the assets are expected to be realized, primarily the United States.